Income tax and social contribution (Details Narrative)	12 Months Ended
Dec. 31, 2021
Description of income taxes calculated based on taxable income	15% on taxable income plus an additional 10% on annual taxable income exceeding R$ 240 for IRPJ, and 9% for CSLL.
Taxable income percentage	3000.00%